Financial assets - impairments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in provision for impairment losses on loans and advances
Balance at beginning of period	£ 4,455	£ 7,119
Currency translation and other adjustments	(26)	500
Disposals	(5)	(2)
Utilisation, allowance account for credit losses of financial assets	(1,210)	(3,695)
Recoveries of amounts previously written-off	156	109
Losses/(releases) to income statement	530	537	£ (853)
Unwind of discount (recognised in interest income)	(86)	(113)
Balance at end of period	3,814	4,455	7,119
Individually assessed
Movement in provision for impairment losses on loans and advances
Balance at beginning of period	1,395
Currency translation and other adjustments	(39)
Disposals	(5)
Utilisation, allowance account for credit losses of financial assets	(453)
Recoveries of amounts previously written-off	29
Losses/(releases) to income statement	229
Unwind of discount (recognised in interest income)	(24)
Balance at end of period	1,132	1,395
Collectively-assessed
Movement in provision for impairment losses on loans and advances
Balance at beginning of period	2,660
Currency translation and other adjustments	9
Utilisation, allowance account for credit losses of financial assets	(757)
Recoveries of amounts previously written-off	127
Losses/(releases) to income statement	315
Unwind of discount (recognised in interest income)	(62)
Balance at end of period	2,292	2,660
Latent
Movement in provision for impairment losses on loans and advances
Balance at beginning of period	400
Currency translation and other adjustments	4
Losses/(releases) to income statement	(14)
Balance at end of period	390	400
Loans and advances to banks
Movement in provision for impairment losses on loans and advances
Balance at beginning of period	0
Losses/(releases) to income statement			£ (4)
Balance at end of period	£ 0	£ 0